CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENT
Schedule of analysis of cash and cash equivalents

	2021	2020

Banks
- USD denominated time deposits	3,749,139	269,702
- TRY denominated time deposits	14,212	296,747
- TRY denominated demand deposits	49,382	20,339
- USD denominated demand deposits	652	2,705
- Other foreign currency deposits	84	3,150

	3,813,469	592,643